Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 76,012	$ 37,215	$ 137,821	$ 271,952	$ 210,279	$ 197,136
Operating expenses:
Direct cost of revenue	15,503	18,356	26,528	168,419	80,354	58,292
Professional fees	303,574	460,378	1,721,479	1,445,004	2,269,756	1,153,731
Salary expenses	330,221	517,192	2,147,967	2,084,430	2,887,309	915,210
Research and development	708,220	241,748	3,297,986	877,936	1,681,899	687,734
Stock-based compensation	271,517	64,074	1,664,191	626,449	898,444	1,833,292
Depreciation and amortization	210,361	1,425	631,083	5,849	43,871	591,458
Other general and administrative expenses	469,656	489,820	1,478,726	944,248	1,170,029	757,022
Total operating expenses	2,309,052	1,792,993	10,967,960	6,152,335	9,031,662	5,996,739
Total operating loss	(2,233,040)	(1,755,778)	(10,830,139)	(5,880,383)	(8,821,383)	(5,799,603)
Other income (expense)
Interest and accretion expenses	(810,598)	(70,221)	(1,640,368)	(74,410)	(126,024)	(45,450)
Change in fair value of contingent liabilities	1,491,000	194,000	(2,131,000)	472,000	(1,387,000)
Loss on debt extinguishment					(663,522)
Total other income (expense)	680,402	123,779	(3,771,368)	397,590	(2,176,546)	(45,450)
Net loss	$ (1,552,638)	$ (1,631,999)	$ (14,601,507)	$ (5,482,793)	$ (10,997,929)	$ (5,845,053)
Loss per share – basic and diluted (in Dollars per share)	$ (0.15)	$ (0.18)	$ (1.43)	$ (0.61)	$ (1.22)	$ (0.89)
Weighted average number of shares of common stock outstanding – basic and diluted (in Shares)	10,207,212	8,982,212	10,190,728	8,982,212	9,010,403	6,593,496